CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Nov. 30, 2011	$ 6,550	$ 105,512	$ (44,214)	$ (3,091)	$ 64,757
Balance (in shares) at Nov. 30, 2011	65,477,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)			5,565		5,565
Stock-based compensation, net of withholding taxes		1,423			1,423
Exercise of stock options	$ 2	18			$ 20
Exercise of stock options (in shares)	20,000				20,000
Issuance of restricted common stock (in shares)	1,797,000
Stock-based compensation, net of withholding taxes	$ 180	(180)
Excess tax benefit on stock-based compensation		(26)			$ (26)
Balance at Nov. 30, 2012	$ 6,732	106,747	(38,649)	(3,091)	71,739
Balance (in shares) at Nov. 30, 2012	67,294,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)			(7,314)		(7,314)
Stock-based compensation, net of withholding taxes		1,127			1,127
Exercise of stock options	$ 2	25			$ 27
Exercise of stock options (in shares)	22,000				21,794
Issuance of restricted common stock (in shares)	1,562,000
Stock-based compensation, net of withholding taxes	$ 156	(156)
Excess tax benefit on stock-based compensation		190			$ 190
Balance at Nov. 30, 2013	$ 6,890	107,933	(45,963)	(3,091)	$ 65,769
Balance (in shares) at Nov. 30, 2013	68,878,000				68,878,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)			(27,716)		$ (27,716)
Embedded conversion feature net of taxes		2,109			2,109
Stock repurchase				(227)	(227)
Stock-based compensation, net of withholding taxes		941			941
Issuance of restricted common stock (in shares)	944,000
Stock-based compensation, net of withholding taxes	$ 94	(94)
Excess tax benefit on stock-based compensation		121			121
Balance at Nov. 30, 2014	$ 6,984	$ 111,010	$ (73,679)	$ (3,318)	$ 40,997
Balance (in shares) at Nov. 30, 2014	69,822,000				69,822,000